Business Combinations - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		100.00%
Contingent consideration		€ 2.2
Considered remuneration of potential earn-out payments		12.5
Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date		176.0
Customer-related intangible assets recognised as of acquisition date		7.8
Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		€ 124.6
InstaDeep Ltd.
Disclosure of detailed information about business combination [line items]
Equity method investment, ownership (as a percent)		5.30%
Consideration transferred, acquired shares (as a percent)		94.70%
Previously held non-listed equity investment (stake of 5.3%)		€ 27.9
Contingent consideration		31.8
Transaction costs	€ 6.0
Deferred tax liabilities		€ 45.8